Annual Total Returns[BarChart] - Invesco Senior Floating Rate Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.37%	8.44%	6.41%	0.55%	(2.06%)	12.72%	3.77%	(0.89%)	2.33%	(4.47%)